Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Net operating loss carryforwards	$ 8,750,000		$ 19,500,000
Deferred tax assets	3,689,323		6,459,553
Deferred tax liabilities	$ 3,364,077
Offsetting taxable income	80.00%
Unrecognized tax benefits
Net operating loss carryforwards			$ 5,693,874	$ 5,303,813
Deferred Tax Asset [Member]
Income Taxes [Line Items]
Deferred tax assets	6,456,783
Valuation allowance	6,456,783
Net deferred tax asset	75,845
Acquired Deferred Taxes [Member]
Income Taxes [Line Items]
Deferred tax assets	427,689	$ 427,689
Deferred tax liabilities	$ 351,844	351,844
Net deferred tax asset		$ 75,845